UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31, 2006

             Date of reporting period: March 31, 2006

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

SCHEDULE OF INVESTMENTS
3/31/2006 (UNAUDITED)




COMMON STOCKS                                                                                             Market       Percent of
                                                                              Number of                   Value           Net
Name of Issuer                                                                 Shares                    (Note B)        Assets
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY
---------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.*                                                                        35,950               $ 2,010,683
Chico's FAS, Inc.^                                                                         27,700                 1,125,728
DSW, Inc., Class A^                                                                        69,560                 2,177,924
Getty Images, Inc.^                                                                        16,350                 1,224,288
Lowes Cos., Inc.                                                                           26,600                 1,714,104
Starbucks Corp.^                                                                           62,000                 2,333,060
                                                                                                       --------------------
                                                                                                                 10,585,787    7.53%

CONSUMER STAPLES
---------------------------------------------------------------------------------------------------------------------
Brown-Forman Corp., Class A^                                                               14,400                 1,108,368
CVS Corp.                                                                                  89,830                 2,683,222
PepsiCo, Inc.                                                                              45,100                 2,606,329
Procter & Gamble Co.*                                                                      58,800                 3,388,644
United Natural Foods, Inc.^                                                                70,000                 2,447,900
                                                                                                       --------------------
                                                                                                                 12,234,463    8.71%
ENERGY
---------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                               30,900                 2,024,259
BP, Plc                                                                                    24,500                 1,689,030
Chevron Corp.                                                                              30,700                 1,779,679
EnCana Corp.*                                                                              48,300                 2,257,059
Exxon Mobil Corp.*                                                                         26,482                 1,611,959
Halliburton Co.                                                                            19,840                 1,448,518
Schlumberger Ltd.                                                                          23,500                 2,974,395
Suncor Energy, Inc.                                                                        20,732                 1,596,779
Weatherford International, Ltd.^                                                           33,200                 1,518,900
                                                                                                        -------------------

                                                                                                                 16,900,578   12.03%



FINANCIALS
---------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                       45,500                 2,391,025
American International Group                                                               18,800                 1,242,492
Bank of America Corp.*                                                                     58,170                 2,649,062
Boston Properties, Inc.                                                                     5,400                   503,550
Citigroup, Inc.                                                                            42,950                 2,028,958
Eaton Vance Corp.*                                                                        143,400                 3,926,292
Fidelity Bankshares, Inc.                                                                  77,020                 2,590,183
Goldman Sachs Group*                                                                       30,600                 4,802,976
JPMorgan Chase & Co.                                                                       41,200                 1,715,568
NYSE Group, Inc.^#                                                                         14,100                 1,117,425
State Street Corp.                                                                         43,500                 2,628,705
T. Rowe Price Group, Inc.                                                                  29,500                 2,307,195
Zions Bancorporation*                                                                      54,700                 4,525,331
                                                                                                        -------------------
                                                                                                                 32,428,762   23.08%


HEALTH CARE
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*^                                                                              29,600                 2,153,400
Cerner Corp.^                                                                              54,200                 2,571,790
Genentech, Inc.^                                                                           39,400                 3,329,694
Gilead Sciences, Inc.^                                                                     58,200                 3,621,204
Hologic, Inc.^                                                                             41,690                 2,307,541
Medco Health Solutions, Inc.^                                                              48,000                 2,746,560
Medtronic, Inc.                                                                            35,300                 1,791,475
Teva Pharmaceutical, Ltd                                                                   48,800                 2,009,584
Wellpoint, Inc.^                                                                           31,700                 2,454,531
Zimmer Holdings, Inc.*^                                                                    29,500                 1,994,200
                                                                                                        -------------------
                                                                                                                 24,979,979   17.78%


INDUSTRIALS
------------------------------------------------------------------------------------------------------------------------------------
3M Co.*                                                                                    27,700                 2,096,613
Caterpillar, Inc.^                                                                         18,000                 1,292,580
Danaher Corp.                                                                              22,900                 1,455,295
Emerson Electric Co.^                                                                      17,300                 1,446,972
FedEx Corp.^                                                                               12,400                 1,400,456
General Electric Co.*                                                                      85,500                 2,973,690
                                                                                                        -------------------
                                                                                                                 10,665,606    7.59%


INFORMATION TECHNOLOGY
---------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.^                                                                       63,614                 2,223,309
Akamai Technologies, Inc.*^                                                               167,600                 5,512,364
Apple Computer, Inc.*^                                                                     57,000                 3,575,040
Corning, Inc.*^                                                                           277,500                 7,470,300
Google, Inc., Class A^                                                                      6,070                 2,367,300





Iron Mountain, Inc.^                                                                       50,075                 2,040,056
Marvell Technology Group Ltd.^                                                             40,000                 2,164,000
Nokia Corp.                                                                                88,000                 1,823,360
Sandisk Corp.^                                                                             20,800                 1,196,416
Sonus Networks, Inc.^                                                                     354,000                 1,939,920
                                                                                                        -------------------
                                                                                                                 30,312,065   21.58%


TELECOMMUNICATION SERVICES
---------------------------------------------------------------------------------------------------------------------
American Tower Corp., Class A*^                                                            66,300                 2,010,216    1.43%


      TOTAL COMMON STOCKS (COST-$104,166,823)                                                                 $ 140,117,456   99.73%
                                                                                                           ----------------

REPURCHASE AGREEMENT
---------------------------------------------------------------------------------------------------------------------
Investors Bank & Trust Co. Repurchase Agreement, 3.25% due 4/3/06 @                                                 407,777

      TOTAL REPURCHASE AGREEMENT (COST-$407,777)                                                           $        407,777    0.29%
                                                                                                           ----------------

CASH EQUIVALENTS
---------------------------------------------------------------------------------------------------------------------

BGI Institutional Money Market Fund ~ - 4.72594%                                                                  1,142,100

      TOTAL CASH EQUIVALENTS (COST-$1,142,100)                                                             $      1,142,100    0.82%
                                                                                                           ----------------


TOTAL INVESTMENT PORTFOLIO (COST-$105,716,700)                                                                  141,667,333  100.84%
                                                                                                           ----------------

TOTAL ASSETS AND LIABILITIES                                                                                     (1,175,683)  -0.84%

TOTAL NET ASSETS                                                                                               $140,491,650  100.00%
                                                                                                           ================


@ Acquired on March 31, 2006. Collateralized by $428,166 of market value of U.S. Government mortgage-backed securities due through 2/25/24. The maturity value is $407,887.
* All or a portion of this security is pledged to collateralize short-term borrowings
^  Non-income producing security
#  All or a portion of this security is currently out on loan
~ Security held as collateral for securities on loan. The rate quotes is the annualized seven-day yield of the fund at period end

Note: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and first and third quarters, the Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074

Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a) ) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund



By (Signature and Title)   /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: May 30, 2006


By (Signature and Title)   /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: May 30, 2006




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Growth Fund



By (Signature and Title)   /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: May 30, 2006


By (Signature and Title)   /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: May 30, 2006



         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: May 30, 2006                /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal financial officer)




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: May 30, 2006                /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)